Pension and Other Postretirement Benefits, Pension Amounts Recognized on the Balance Sheet and in Accumulated Other Comprehensive Income (Details) (Pension Plan [Member], USD $)
In Millions, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss (gain)	$ 537	$ 393	$ 37
Prior service cost (credit)	(10)	(21)	(10)
US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Prepaid benefit cost	0	0
Accrued benefit liability, current	0	0
Accrued benefit liability, long-term	(458)	(540)
Funded status of continuing operations, end of period	(458)	(540)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss (gain)	431	433
Prior service cost (credit)	0	0
Balance at end of period	431	433
Non-US Plans [Member]
Amounts recognized in the Consolidated Balance Sheets consist of: [Abstract]
Prepaid benefit cost	15	47
Accrued benefit liability, current	(48)	(22)
Accrued benefit liability, long-term	(630)	(564)
Funded status of continuing operations, end of period	(663)	(539)
Amounts recognized in Accumulated Other Comprehensive Income: [Abstract]
Actuarial and investment loss (gain)	106	(40)
Prior service cost (credit)	10	21
Balance at end of period	$ 116	$ (19)